INVESTMENT IN ASSOCIATE (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
IfrsStatementLineItems [Line Items]
Current assets	$ 13,676	$ 24,832
Non-current assets	85,453	169,830
Current liabilities	1,865	783
Non-current liabilities	21,869	28,445
Equity	75,395	165,434	$ 147,602	$ 145,641
Company's share in equity – 44.0% and 44.0%	76,045	121,205
Loss from operations	(16,575)	(15,588)	(12,440)
Net loss	(104,666)	(19,169)	$ (17,189)
Stimunity S A [Member]
IfrsStatementLineItems [Line Items]
Current assets	900	1,100
Non-current assets
Current liabilities	800
Non-current liabilities	100	800
Equity		300
Company's share in equity – 44.0% and 44.0%		100
Revenue	100	200
Loss from operations	(800)	(800)
Net loss	$ (600)	$ (400)